Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense Benefit Abstract
Federal: Current	$ (8,000,000)	$ 3,000,000	$ 12,000,000
Federal: Deferred	(118,000,000)	(160,000,000)	72,000,000
State: Current	1,000,000	0	(1,000,000)
State: Deferred	(19,000,000)	(10,000,000)	(10,000,000)
Foreign: Current	699,000,000	552,000,000	611,000,000
Foreign: Deferred	41,000,000	195,000,000	35,000,000
Total	596,000,000	580,000,000	719,000,000
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Statutory Federal tax rate	35.00%	35.00%	35.00%
State taxes, net of Federal tax benefit	(2.00%)	(1.00%)	0.00%
Taxes on foreign earnings	(6.00%)	(5.00%)	(4.00%)
Valuation allowance	3.00%	0.00%	3.00%
Gain (loss) on sale of businesses	4.00%	(3.00%)	(13.00%)
Chilean withholding tax reversals	(3.00%)	0.00%	0.00%
Taxes on cash repatriation	0.00%	0.00%	6.00%
Other - net	0.00%	(1.00%)	1.00%
Effective tax rate	31.00%	25.00%	28.00%
Income Taxes Receivable And Payable Abstract
Income taxes receivable - current	520,000,000	434,000,000
Income taxes receivable - noncurrent	21,000,000	22,000,000
Total income taxes receivable	541,000,000	456,000,000
Income taxes payable - current	701,000,000	508,000,000
Income taxes payable - noncurrent	8,000,000	11,000,000
Total income taxes payable	709,000,000	519,000,000
Valuation Allowance Abstract
Increase Decrease In Deferred Tax Valuation Allowance	336,000,000	261,000,000
Components Of Deferred Tax Assets And Liabilities Abstract
Differences between book and tax basis of property	1,246,000,000	1,694,000,000
Cumulative translation adjustment	94,000,000	(200,000,000)
Other taxable temporary differences	392,000,000	310,000,000
Total deferred tax liability	1,732,000,000	1,804,000,000
Operating loss carryforwards	1,655,000,000	1,697,000,000
Capital loss carryforwards	93,000,000	107,000,000
Bad debt and other book provisions	543,000,000	561,000,000
Retirement costs	315,000,000	283,000,000
Tax credit carryforwards	60,000,000	68,000,000
Other deductible temporary differences	413,000,000	426,000,000
Total gross deferred tax asset	3,079,000,000	3,142,000,000
Less: valuation allowance	1,334,000,000	1,670,000,000
Total net deferred tax asset	1,745,000,000	1,472,000,000
Net deferred tax (asset)/liability	13,000,000	(332,000,000)
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates Abstract
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates	60,000,000	35,000,000	23,000,000
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates Per Share	$ 0.07	$ 0.04	$ 0.03
Income Loss From Continuing Operations By US v/s Foreign Abstract
U.S.	(517,000,000)	(1,015,000,000)	(460,000,000)
Non-U.S.	2,431,000,000	3,331,000,000	2,993,000,000
Total	1,914,000,000	2,316,000,000	2,533,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense Abstract
Total Expense Benefit For Penalties Related To Unrecognized Tax Benefits	(1,000,000)	0	(2,000,000)
Total Expense For Interest Related To Unrecognized Tax Benefits	(10,000,000)	4,000,000	2,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued Abstract
Gross Accrued Income Tax Related Interest Included In The Consolidated Balance Sheet	12,000,000	21,000,000
Gross Accrued Income Tax Related Penalties Included In The Consolidated Balance Sheet	4,000,000	5,000,000
Uncertain Tax Positions Additional Disclosures Abstract
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	412,000,000	484,000,000	527,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate Portion With Attributes Warranting Full Valuation Allowance	51,000,000	55,000,000	131,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Minimum	4,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Maximum	8,000,000
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities Portion Resulting From Noncash Audit Settlement		105,000,000
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at January 1	511,000,000	555,000,000	590,000,000
Additions for current year tax positions	14,000,000	72,000,000	6,000,000
Additions for tax positions of prior years	51,000,000	7,000,000	80,000,000
Reductions for tax positions of prior years	(46,000,000)	(9,000,000)	(26,000,000)
Effects of foreign currency translation	(3,000,000)	6,000,000	(74,000,000)
Settlements	(67,000,000)	(104,000,000)	(18,000,000)
Lapse of statute of limitations	(23,000,000)	(16,000,000)	(3,000,000)
Balance at December 31	437,000,000	511,000,000	555,000,000
Internal Revenue Service IRS [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,700,000,000
Operating Loss Carryforwards Amount Related To Stock Option Deductions To Be Recognized In Apic	68,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	4,600,000,000
State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,500,000,000
General Business [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	18,000,000
Federal Alternative Minimum Tax [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	5,000,000
Foreign Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	37,000,000
Foreign Jurisdictions [Member] | Year 2011 To 2013 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	3,000,000
Foreign Jurisdictions [Member] | Year 2014 To 2021 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	15,000,000
Foreign Jurisdictions [Member] | No Expiration [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	$ 19,000,000